28. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	R$ (10,137,637)	R$ (9,086,456)	R$ (8,778,963)
Selling expenses	(803,404)	(693,480)	(686,012)
Bad debt expense, net of recoveries	(128,099)	(166,727)	(82,681)
Administrative expenses	(1,187,844)	(996,877)	(1,098,990)
Total	(12,256,984)	(10,943,540)	(10,646,646)
Salaries, payroll charges and benefits
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(1,938,265)	(1,959,539)	(1,841,571)
Selling expenses	(270,549)	(289,378)	(305,440)
Administrative expenses	(278,507)	(254,284)	(229,752)
Total	(2,487,321)	(2,503,201)	(2,376,763)
Pension obligations
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(49,564)	(25,066)	(48,381)
Selling expenses	(6,848)	(3,602)	(7,296)
Administrative expenses	(138,207)	(141,758)	(171,830)
Total	(194,619)	(170,426)	(227,507)
Construction costs
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(2,881,394)	(2,739,657)	(3,080,542)
Total	(2,881,394)	(2,739,657)	(3,080,542)
General supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(259,401)	(238,034)	(163,712)
Selling expenses	(10,332)	(6,391)	(4,451)
Administrative expenses	(3,216)	(4,881)	(5,675)
Total	(272,949)	(249,306)	(173,838)
Treatment supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(310,380)	(265,146)	(287,592)
Total	(310,380)	(265,146)	(287,592)
Outsourced services
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(1,250,890)	(996,477)	(857,063)
Selling expenses	(360,190)	(273,470)	(258,287)
Administrative expenses	(197,357)	(204,728)	(183,746)
Total	(1,808,437)	(1,474,675)	(1,299,096)
Electricity
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(1,140,160)	(956,840)	(794,352)
Selling expenses	(1,333)	(1,154)	(762)
Administrative expenses	(1,436)	(1,363)	(965)
Total	(1,142,929)	(959,357)	(796,079)
General expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(647,804)	(629,253)	(531,985)
Selling expenses	(122,503)	(102,213)	(94,112)
Administrative expenses	(407,250)	(232,288)	(302,113)
Total	(1,177,557)	(963,754)	(928,210)
Depreciation and amortization
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs	(1,659,779)	(1,276,444)	(1,173,765)
Selling expenses	(31,649)	(17,272)	(15,664)
Administrative expenses	(88,666)	(98,825)	(112,468)
Total	(1,780,094)	(1,392,541)	(1,301,897)
Tax expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Administrative expenses	(73,205)	(58,750)	(92,441)
Total	(73,205)	(58,750)	(92,441)
Bad debt expense, net of recoveries
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Bad debt expense, net of recoveries	(128,099)	(166,727)	(82,681)
Total	R$ (128,099)	R$ (166,727)	R$ (82,681)